Loans Receivable and Allowance for Loan Losses (Summary of Loans, Allowances and Impairment Balances, by Class and Impairment Method) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Individually evaluated for impairment	$ 5,643	$ 5,585
Collectively evaluated for impairment	19,355	17,525
Total allowance for loan losses	24,998	23,110
Loans receivable:
Loans evaluated individually	46,322	52,599
Loans evaluated collectively	1,952,212	1,698,273
Total loans receivable	1,998,534	1,750,872
Period used to analyze future loan losses	2 years
Commercial and industrial [Member]
Allowance for loan losses:
Individually evaluated for impairment	4,401	1,559
Collectively evaluated for impairment	7,313	6,619
Total allowance for loan losses	11,714	8,178
Loans receivable:
Loans evaluated individually	16,982	13,055
Loans evaluated collectively	508,145	434,089
Total loans receivable	525,127	447,144
Commercial tax-exempt [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	55	72
Total allowance for loan losses	55	72
Loans receivable:
Loans evaluated individually	0	0
Loans evaluated collectively	71,151	81,734
Total loans receivable	71,151	81,734
Owner occupied real estate [Member]
Allowance for loan losses:
Individually evaluated for impairment	1,242	1,366
Collectively evaluated for impairment	689	814
Total allowance for loan losses	1,931	2,180
Loans receivable:
Loans evaluated individually	7,464	5,822
Loans evaluated collectively	324,606	296,595
Total loans receivable	332,070	302,417
Commercial construction and land development [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	1,660
Collectively evaluated for impairment	4,242	3,899
Total allowance for loan losses	4,242	5,559
Loans receivable:
Loans evaluated individually	3,810	11,669
Loans evaluated collectively	134,254	121,507
Total loans receivable	138,064	133,176
Commercial real estate [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4,707	4,161
Total allowance for loan losses	4,707	4,161
Loans receivable:
Loans evaluated individually	9,976	10,953
Loans evaluated collectively	584,300	462,235
Total loans receivable	594,276	473,188
Residential [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	524
Collectively evaluated for impairment	796	436
Total allowance for loan losses	796	960
Loans receivable:
Loans evaluated individually	5,657	7,979
Loans evaluated collectively	105,294	89,787
Total loans receivable	110,951	97,766
Consumer [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	476
Collectively evaluated for impairment	931	827
Total allowance for loan losses	931	1,303
Loans receivable:
Loans evaluated individually	2,433	3,121
Loans evaluated collectively	224,462	212,326
Total loans receivable	226,895	215,447
Unallocated Financing Receivables [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	622	697
Total allowance for loan losses	622	697
Loans receivable:
Loans evaluated individually	0	0
Loans evaluated collectively	0	0
Total loans receivable	$ 0	$ 0